Income Taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
Valuation allowance	$ 75,306	$ 54,572
Operating loss carryforwards	429,600
Domestic Tax Jurisdiction
Income Tax Examination [Line Items]
Operating loss carryforwards	197,300
Domestic Tax Jurisdiction | Research and development credit carryforwards
Income Tax Examination [Line Items]
Tax credit carryforwards	7,400
State and Local Jurisdiction
Income Tax Examination [Line Items]
Operating loss carryforwards	232,300
State and Local Jurisdiction | Research and development credit carryforwards
Income Tax Examination [Line Items]
Tax credit carryforwards	4,600
Foreign | Research and development credit carryforwards
Income Tax Examination [Line Items]
Tax credit carryforwards	$ 2,800